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                                             State Street Bank and Trust Company
                                                              One Lincoln Street
                                                     Boston, Massachusetts 02111

January 31, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:   The Select Sector SPDR Trust (the "Trust")
      File Nos. 333-57791; 811-08837

Dear Sir/Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and SAI for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2006.

            Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3966.

Very truly yours,


/s/Scott M. Zoltowski
---------------------
Scott M. Zoltowski
Vice President and Counsel